Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 157,233,000	$ 193,918,000
FHLB of Pittsburgh [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	31,751,000	15,589,000
Line of Credit Facility, Maximum Borrowing Capacity	150,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	425,226,000
Advances from Federal Home Loan Banks	88,189,000
Outstanding letter of credit amount	56,000,000
Atlantic Community Bankers Bank [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	7,000,000
PNC Bank [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	16,000,000
Zion Bank [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	17,000,000
Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Available-for-sale securities pledged as collateral, amortized cost	36,313,000	41,587,000
Available-for-sale Securities Pledged as Collateral	$ 36,195,000	$ 40,161,000